Events after the reporting period - Additional Information (Details) ₨ / shares in Units, $ / shares in Units, $ in Millions			12 Months Ended
	Apr. 27, 2023 INR (₨) ₨ / shares shares	Apr. 27, 2023 USD ($) $ / shares	Mar. 31, 2023 INR (₨)	Mar. 31, 2023 USD ($)	Mar. 31, 2022 INR (₨)	Mar. 31, 2021 INR (₨) shares	Apr. 27, 2023 $ / shares shares
Disclosure of non-adjusting events after reporting period [line items]
Number of shares approved for buyback						237,500,000
Payments on buyback of shares			₨ 0	$ 0	₨ 0	₨ 95,199,000,000
Buyback of Equity Shares [Member]
Disclosure of non-adjusting events after reporting period [line items]
Number of shares approved for buyback	269,662,921						269,662,921
Par value per share | (per share)	₨ 2						$ 0.02
Repurchase share percentage of equity shares	4.91%	4.91%
Shares repurchased offer price per share | (per share)	₨ 445	$ 5.41
Buyback of Equity Shares [Member] | Maximum [Member]
Disclosure of non-adjusting events after reporting period [line items]
Payments on buyback of shares	₨ 120,000	$ 1,460